Fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets and liabilities according to the accounting classification

	12/31/2025
Financial assets	Level 1	Level 2	Level 3	Fair value
Securities issued by financial institutions	—	672,512	—	672,512
Investment funds shares	258,626	280,559	—	539,185
Brazilian government securities	485,596	—	—	485,596
Bonds and shares issued by non-financial companies	—	297,752	—	297,752
Derivative financial assets	—	58,915	—	58,915
Securities issued abroad	29,148	—	—	29,148
Total	773,370	1,309,738	—	2,083,108

Financial liabilities
Derivative financial liabilities	—	54,114	—	54,114
Total	—	54,114	—	54,114

	12/31/2024
Financial assets	Level 1	Level 2	Level 3	Fair value
Brazilian government securities	432,316	32,081	—	464,397
Securities issued by financial institutions	15,987	374,000	—	389,987
Investment funds shares	199,891	93,322	—	293,213
Bonds and shares issued by non-financial companies	—	226,237	—	226,237
Derivative financial assets	—	563	—	563
Total	648,194	726,203	—	1,374,397

Financial liabilities
Derivative financial liabilities	—	70,048	—	70,048
Total	—	70,048	—	70,048
b. Fair value through other comprehensive income (FVOCI) - Hierarchy Levels

	12/31/2025
Financial instruments	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	20,298,248	—	—	20,298,248
Securities issued abroad	993,494	2,741,439	—	3,734,933
Bonds and shares issued by non-financial companies	—	581,390	—	581,390
Securities issued by financial institutions	—	107,671	—	107,671
Total	21,291,742	3,430,500	—	24,722,242

	12/31/2024
Financial instruments	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	16,183,821	—	—	16,183,821
Securities issued abroad	229,204	3,600,898	—	3,830,102
Bonds and shares issued by non-financial companies	—	33,880	—	33,880
Investment funds shares	—	706,022	—	706,022
Securities issued by financial institutions	—	158,713	—	158,713
Total	16,413,025	4,499,513	—	20,912,538
c.Financial instruments that are not measured at fair value - Hierarchy Levels
The table below shows the book and fair values of financial instruments that were not presented at fair value in the balance sheet, as well as their categorization by hierarchical levels.

	12/31/2025
Financial Assets	Level 1	Level 2	Level 3	Fair Value	Book Value
Loans and advances to customers, net of provisions for expected credit losses	—	—	45,007,406	45,007,406	45,251,104
Deposits at Central Bank of Brazil	—	—	—	7,867,658	7,867,658
Amounts due from financial institutions, net of provisions for expected credit losses	—	—	4,595,148	4,595,148	4,600,218
Cash and equivalents	—	—	—	3,801,513	3,801,513
Brazilian government securities	1,184,277	—	—	1,184,277	1,301,136
Rural product certificate	—	—	558,471	558,471	557,229
Securities issued abroad	—	405,523	—	405,523	405,523
Total	1,184,277	405,523	50,161,025	63,419,996	63,784,381

Financial Liabilities
Deposits from customers	—	54,911,778	—	54,911,778	54,883,084
Deposits from banks	—	14,585,740	—	14,585,740	14,585,704
Securities issued	—	14,174,392	—	14,174,392	14,127,144
Borrowings and on-lending	—	817,495	—	817,495	817,495
Total	—	84,489,405	—	84,489,405	84,413,427

	12/31/2024
Financial Assets	Level 1	Level 2	Level 3	Fair Value	Book Value
Loans and advances to customers, net of provisions for expected credit losses	—	—	33,078,786	33,078,786	33,327,355
Amounts due from financial institutions, net of provisions for expected credit losses	—	—	6,192,419	6,192,419	6,194,960
Deposits at Central Bank of Brazil	—	—	—	5,285,402	5,285,402
Brazilian government securities	1,047,312	—	—	1,047,312	1,189,489
Cash and equivalents	—	—	—	1,108,394	1,108,394
Rural product certificate	—	—	424,850	424,850	423,690
Total	1,047,312	—	39,696,055	47,137,163	47,529,290

Financial Liabilities
Deposits from customers	—	42,804,543	—	42,804,543	42,803,229
Deposits from banks	—	11,319,577	—	11,319,577	11,319,577
Securities issued	—	9,874,012	—	9,874,012	9,890,219
Borrowings and on-lending	—	128,924	—	128,924	128,924
Total	—	64,127,056	—	64,127,056	64,141,949